Pay vs Performance Disclosure		12 Months Ended
	Jan. 03, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance.

Tabular Disclosure of Compensation Actually Paid versus Performance

The following table discloses information on “compensation actually paid” (CAP) to our principal executive officer (PEO) and (on average) to our other NEOs (non-PEO NEOs) during the specified years alongside total shareholder return (TSR) and net income metrics, as well as a Company-selected measure of Adjusted EPS. The Company selected this measure as the most important in linking compensation actually paid to our NEOs for 2022 to Company performance, as Adjusted EPS was the predominant metric used in evaluating company-wide performance under our Executive Bonus Plan (60%) and comprised 30% of target long-term incentive awards granted to our NEOs in 2022 for the performance period ending December 2025, as described in more detail in the “Compensation Discussion and Analysis” beginning on page 45.

Year	SCT Total for Former PEO(1)	Compensation Actually Paid to Former PEO(3)	SCT Total Compensation for PEO(2)	Compensation Actually Paid to Mr. Liberty(3)	Average SCT Total Compensation for Other NEOs(4)	Average Compensation Actually Paid to Other NEOs(3)	Company TSR(5)	Dow Jones U.S. Travel & Leisure Index(5)	Net Income ($M)(6)	Adjusted EPS(7)
2022	$300,006	($4,371,814)	$10,764,258	$3,846,340	$4,738,954	$1,390,884	$37.39	$116.17	($2,156)	($6.82)
2021	$15,812,027	$15,310,661	—	—	$11,154,402	$10,506,637	$58.17	$127.35	($5,261)	($19.19)
2020	$12,083,504	($462,571)	—	—	$5,360,290	$498,183	$56.50	$101.09	($5,798)	($18.31)

Company Selected Measure Name		Adjusted Earnings (Loss) per Share
Named Executive Officers, Footnote [Text Block]		Reflects the total compensation for our former PEO, Mr. Richard Fain, who served as PEO until January 3, 2022, and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are calculated in the Summary Compensation Table (SCT) for each of the years shown (and for Mr. Fain, solely reflect compensation for his service as our Chairman of the Board of Directors, since he received no additional compensation for his service as PEO in 2022.)Reflects total compensation of our current CEO, Mr. Jason Liberty, as calculated in the Summary Compensation Table (SCT).
Peer Group Issuers, Footnote [Text Block]		Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the Dow Jones U.S. Travel and Leisure Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Talent and Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 63.
Adjustment To PEO Compensation, Footnote [Text Block]
	2022			2021		2020
	Richard D. Fain	Jason T. Liberty	Other NEOs	Richard D. Fain	Other NEOs	Richard D. Fain	Other NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$300,006	$10,764,258	$4,738,954	$15,812,027	$11,154,402	$12,083,504	$5,360,290
Deduct Change in Pension Value and NQDC Earnings Reported in SCT	—	—	—	$(156,971)	$(80,359)	$(154,879)	$(93,950)
Add Service Cost and Prior Service Cost	—	—	—	—	—	—	—
Deduct Value of Stock Awards Reported in SCT	$(200,006)	$(7,000,056)	$(2,662,507)	$(11,250,070)	$(8,812,501)	$(11,171,146)	$(3,093,676)
Add Year-End Fair Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	—	$4,336,000	$1,649,220	$10,198,401	$7,988,699	$7,624,579	$2,160,278
Add Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$(4,835,434)	$(4,049,875)	(2,150,970)	$292,027	$96,223	$(5,771,819)	$(2,576,592)
Add Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year	$111,514	—	—	—	—	—	—
Add Change in Fair Value of Prior Year Awards that Vested in Year	$252,107	$(203,987)	$(183,813)	$415,247	$160,173	$(3,072,810)	$(1,258,168)
Deduct Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—	—	—	—
Total Adjustments	$(4,671,820)	$(6,917,918)	$(3,348,070)	$(501,366)	$(647,765)	$(12,546,075)	$(4,862,107)
Compensation Actually Paid for Fiscal Year	$(4,371,814)	$3,846,340	1,390,884	15,310,661	$10,506,637	$(462,571)	$498,183

Non-PEO NEO Average Total Compensation Amount		$ 4,738,954		$ 11,154,402	$ 5,360,290
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,390,884		10,506,637	498,183
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	2022			2021		2020
	Richard D. Fain	Jason T. Liberty	Other NEOs	Richard D. Fain	Other NEOs	Richard D. Fain	Other NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$300,006	$10,764,258	$4,738,954	$15,812,027	$11,154,402	$12,083,504	$5,360,290
Deduct Change in Pension Value and NQDC Earnings Reported in SCT	—	—	—	$(156,971)	$(80,359)	$(154,879)	$(93,950)
Add Service Cost and Prior Service Cost	—	—	—	—	—	—	—
Deduct Value of Stock Awards Reported in SCT	$(200,006)	$(7,000,056)	$(2,662,507)	$(11,250,070)	$(8,812,501)	$(11,171,146)	$(3,093,676)
Add Year-End Fair Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	—	$4,336,000	$1,649,220	$10,198,401	$7,988,699	$7,624,579	$2,160,278
Add Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$(4,835,434)	$(4,049,875)	(2,150,970)	$292,027	$96,223	$(5,771,819)	$(2,576,592)
Add Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year	$111,514	—	—	—	—	—	—
Add Change in Fair Value of Prior Year Awards that Vested in Year	$252,107	$(203,987)	$(183,813)	$415,247	$160,173	$(3,072,810)	$(1,258,168)
Deduct Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—	—	—	—
Total Adjustments	$(4,671,820)	$(6,917,918)	$(3,348,070)	$(501,366)	$(647,765)	$(12,546,075)	$(4,862,107)
Compensation Actually Paid for Fiscal Year	$(4,371,814)	$3,846,340	1,390,884	15,310,661	$10,506,637	$(462,571)	$498,183

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		PEO & Average NEO CAP vs Comparator Group TSR, Fiscal 2020 - 2022
Compensation Actually Paid vs. Net Income [Text Block]		PEO & Average NEO CAP vs Net Income, Fiscal 2020 - 2022
Compensation Actually Paid vs. Company Selected Measure [Text Block]		PEO & Average NEO CAP vs Adjusted EPS, Fiscal 2020 - 2022
Tabular List [Table Text Block]

Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance

As required, we disclose below the most important measures (unranked) used by the Company to link compensation actually paid to our NEOs for 2022 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 45.

ROIC
Leverage
Liquidity
Adjusted Gross Margin
ESG Composite Index

Total Shareholder Return Amount		$ 37.39		58.17	56.50
Peer Group Total Shareholder Return Amount		116.17		127.35	101.09
Net Income (Loss) Attributable to Parent		$ (2,156,000,000)		$ (5,261,000,000)	$ (5,798,000,000)
Company Selected Measure Amount | $ / shares		(6.82)		(19.19)	(18.31)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		ROIC
Non-GAAP Measure Description [Text Block]		Adjusted Earnings (Loss) per Share is a non-GAAP financial measure that represents net income (loss) excluding certain items that we believe adjusting for is meaningful when assessing our performance on a comparative basis. For the 2022 periods presented, these items included (i) gain or loss on the extinguishment of debt; (ii) the amortization of non-cash debt discount on our convertible notes; (iii) the estimated cash refunds expected to be paid to Pullmantur guests as part of the Pullmantur S.A. reorganization in 2020; (iv) impairment and credit losses; (v) equity investment asset impairments; (vi) net insurance recoveries related to the collapse of the drydock structure at the Grand Bahama Shipyard involving Oasis of the Seas; (vii) restructuring charges and other initiative expenses; (viii) the amortization of the Silversea Cruises intangible assets resulting from the Silversea Cruises acquisition in 2018; (ix) the net gain recognized in 2021 in relation to the sale of the Azamara brand; (x) the net loss recognized in the fourth quarter of 2021 related to the elimination of the three-month reporting lag for Silversea Cruises; and (xi) the estimated amounts that may be payable in relation to the ongoing Havana Docks litigation. In addition, for purposes of determining payouts in 2022 under the Executive Bonus Plan and performance-based awards, the Talent and Compensation Committee also accounted for variances in fuel prices, interest rates, and foreign exchange rates from the Company’s forecast when setting targets, net of hedging impacts. Refer to “Compensation Discussion and Analysis,” beginning on page 45.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Leverage
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Liquidity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Gross Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		ESG Composite Index
P E O 1 Member Deduct Change In Pension Value And N Q D C Earnings Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0		$ (156,971)	$ (154,879)
P E O 2 Member Deduct Change In Pension Value And N Q D C Earnings Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Member Deduct Change In Pension Value And N Q D C Earnings Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		(80,359)	(93,950)
P E O 1 Member Add Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0
P E O 2 Member Add Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Member Add Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0
P E O 1 Member Deduct Value Of Stock Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(200,006)		(11,250,070)	(11,171,146)
P E O 2 Member Deduct Value Of Stock Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,000,056)
Member Deduct Value Of Stock Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,662,507)		(8,812,501)	(3,093,676)
P E O 1 Member Add Year End Fair Value Of Awards Granted In Fiscal Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		10,198,401	7,624,579
P E O 2 Member Add Year End Fair Value Of Awards Granted In Fiscal Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,336,000
Member Add Year End Fair Value Of Awards Granted In Fiscal Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,649,220		7,988,699	2,160,278
P E O 1 Member Add Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,835,434)		292,027	(5,771,819)
P E O 2 Member Add Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,049,875)
Member Add Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,150,970)		96,223	(2,576,592)
P E O 1 Member Add Fair Value Of Awards Granted In Fiscal Year That Vested In The Same Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		111,514		0	0
P E O 2 Member Add Fair Value Of Awards Granted In Fiscal Year That Vested In The Same Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Member Add Fair Value Of Awards Granted In Fiscal Year That Vested In The Same Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0
P E O 1 Member Add Change In Fair Value Of Prior Year Awards That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		252,107		415,247	(3,072,810)
P E O 2 Member Add Change In Fair Value Of Prior Year Awards That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(203,987)
Member Add Change In Fair Value Of Prior Year Awards That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(183,813)		160,173	(1,258,168)
P E O 1 Member Deduct Prior Year Fair Valueof Prior Year Awards That Failed To Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0
P E O 2 Member Deduct Prior Year Fair Valueof Prior Year Awards That Failed To Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Member Deduct Prior Year Fair Valueof Prior Year Awards That Failed To Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	0
P E O 1 Member Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,671,820)		(501,366)	(12,546,075)
P E O 2 Member Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,917,918)
Member Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,348,070)		(647,765)	(4,862,107)
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		300,006		15,812,027	12,083,504
PEO Actually Paid Compensation Amount		(4,371,814)		$ 15,310,661	$ (462,571)
PEO Name	Mr. Richard Fain			Mr. Richard Fain	Mr. Richard Fain
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		10,764,258		$ 0	$ 0
PEO Actually Paid Compensation Amount		$ 3,846,340		$ 0	$ 0
PEO Name			Mr. Jason Liberty